Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of deposits [line items]
Term deposit liabilities	$ 664,679	$ 643,522
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	602,000	586,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	168,694	182,373
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	100,797	69,868
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	145,368	151,079
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	76,110	76,232
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	55,812	49,965
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	39,359	36,774
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	29,681	36,506
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 48,858	$ 40,725